Cover Page	Apr. 27, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	STEEL PARTNERS HOLDINGS L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35493
Entity Tax Identification Number	13-3727655
Entity Address, Address Line One	590 Madison Avenue, 32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	520-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001452857
Amendment Flag	false
Common Units
Entity Listings [Line Items]
Title of 12(b) Security	Common Units, $0 par
Trading Symbol	SPLP
Security Exchange Name	NYSE
Series A Preferred Units
Entity Listings [Line Items]
Title of 12(b) Security	6.0% Series A Preferred Units
Trading Symbol	SPLP-PRA
Security Exchange Name	NYSE